UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valicenti Advisory Services, Inc.
Address: 400 East Water Street
Elmira, New York 14901

13F File Number: 28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:

                               Elmira, NY
--------------------------- ---------------- -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   45

Form 13F Information Table Value Total:   $120,864 (x$1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
8x8 INC.                       COM              282914100      194    26350 SH       SOLE                                      26350
ALTRIA GROUP INC               COM              02209S103     2162    68755 SH       SOLE                                      68755
AMAZON COM INC                 COM              023135106     6127    24423 SH       SOLE                                      24423
APPLE INC                      COM              037833100    10212    19190 SH       SOLE                                      19190
CARPENTER TECHNOLOGY CORP      COM              144285103     1540    29825 SH       SOLE                                      29825
CATERPILLAR INC DEL            COM              149123101     4469    49875 SH       SOLE                                      49875
CHEVRON CORP                   COM              166764100     3684    34063 SH       SOLE                                      34063
COCA-COLA CO                   COM              191216100      977    26950 SH       SOLE                                      26950
CORNING INC                    COM              219350105     5221   413676 SH       SOLE                                     413676
DEERE & CO                     COM              244199105      632     7312 SH       SOLE                                       7312
ELMIRA SAVINGS BANK            COM              289660102     4254   187067 SH       SOLE                                     187067
EMC CORP                       COM              268648102     4835   191125 SH       SOLE                                     191125
EXXON MOBIL CORP               COM              30231G102     1515    17501 SH       SOLE                                      17501
GENERAL ELECTRIC CO            COM              369604103     5036   239933 SH       SOLE                                     239933
GOLDMAN SACHS GROUP INC        COM              38141G104     4627    36276 SH       SOLE                                      36276
INTEL CORP                     COM              458140100     3481   168828 SH       SOLE                                     168828
INTL BUSINESS MACHINES         COM              459200101     1868     9751 SH       SOLE                                       9751
INTUITIVE SURGICAL             COM              46120E602     7563    15424 SH       SOLE                                      15424
JOHNSON & JOHNSON              COM              478160104      261     3726 SH       SOLE                                       3726
KRAFT FOODS GROUP              COM              50076Q106      251     5527 SH       SOLE                                       5527
MAKO SURGICAL CORP             COM              560879108     1586   123450 SH       SOLE                                     123450
MCDERMOTT INTL INC             COM              580037109     4158   377324 SH       SOLE                                     377324
MCDONALDS CORP                 COM              580135101     2878    32627 SH       SOLE                                      32627
MEDTRONIC INC                  COM              585055106     1119    27289 SH       SOLE                                      27289
MICRON TECHNOLOGY INC          COM              595112103     1934   305109 SH       SOLE                                     305109
MICROSOFT CORP                 COM              594918104      282    10575 SH       SOLE                                      10575
MONDELEZ INTERNATIONAL, INC.   COM              609207105     1508    59257 SH       SOLE                                      59257
PEPSICO INC                    COM              713448108     3419    49957 SH       SOLE                                      49957
PHILIP MORRIS INTERNATIONAL IN COM              718172109     2281    27271 SH       SOLE                                      27271
QUALCOMM INC                   COM              747525103     2102    33975 SH       SOLE                                      33975
ROYAL DUTCH SHELL B ADR        COM              780259107     1023    14434 SH       SOLE                                      14434
SCHLUMBERGER LTD               COM              806857108     3666    52896 SH       SOLE                                      52896
TARGET CORP                    COM              87612E106      407     6875 SH       SOLE                                       6875
UNION PACIFIC CORP             COM              907818108     3123    24845 SH       SOLE                                      24845
UNITED TECHNOLOGIES            COM              913017109     1712    20875 SH       SOLE                                      20875
VALERO ENERGY CORP             COM              91913Y100      492    14414 SH       SOLE                                      14414
VERIZON COMMUNICATIONS         COM              92343V104     4468   103264 SH       SOLE                                     103264
ISHARES NASDAQ BIOTECH INDX                     464287556     5720    41685 SH       SOLE                                      41685
ISHARES S&P U.S. PREFERRED STO                                1898    47895 SH       SOLE                                      47895
MARKET VECTORS AGRIBUSINESS IN                  57060U605     1876    35550 SH       SOLE                                      35550
MARKET VECTORS OIL SERVICE ETF                  57060U191     4215   109100 SH       SOLE                                     109100
UTILITIES SELECT SECTOR SPDR                    81369Y886      576    16484 SH       SOLE                                      16484
PIMCO INTERMEDIATE MUNI BOND E                                 217     4000 SH       SOLE                                       4000
PIMCO TOTAL RETURN ETF                                         545     5000 SH       SOLE                                       5000
ISHARES TR COMEX GOLD                           464285105      748    45924 SH       SOLE                                      45924